Label	Element	Value
ARK Space Exploration & Innovation ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARK Space Exploration & Innovation ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ARK Space Exploration & Innovation ETF’s (“Fund”) investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in domestic and foreign equity securities of companies that are engaged in the Fund’s investment theme of Space Exploration and Innovation. The Adviser defines “Space Exploration” as leading, enabling, or benefitting from technologically enabled products and/or services that occur beyond the surface of the Earth. The Adviser defines Innovation, including the investment theme of “disruptive innovation,” as the introduction of a technologically enabled new product or service that the Adviser expects to change an industry landscape. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

In selecting companies that the Adviser believes are engaged in the theme of Space Exploration, the Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation. The Adviser believes that Space Exploration related companies can be grouped into four overarching categories, each of which contains relevant sub-elements. Orbital Aerospace Companies are companies that launch, make, service, or operate platforms in the orbital space, including satellites and launch vehicles. Suborbital Aerospace Companies are companies that launch, make, service, or operate platforms in the suborbital space, but do not reach a velocity needed to remain in orbit around a planet. Enabling Technologies Companies are companies that develop technologies used by Space Exploration related companies for successful value-add aerospace operations. These operations include artificial intelligence, robotics, 3D printing, materials and energy storage. For example, 3D printing companies create value-add for space and aerospace exploration related companies by accelerating innovation thanks to low-costs and rapid prototyping, and by lowering the weight of low volume, highly complex parts. Aerospace Beneficiary Companies are companies whose operations stand to benefit from aerospace activities, including agriculture, internet access, global positioning system (GPS), construction, imaging, drones, air taxis and electric aviation vehicles. For example, agriculture companies utilize technologies advanced by space exploration and innovation, such as satellite imagery. Space exploration is possible due to the convergence of a number of themes. Many of the companies the Fund invests in may only have an indirect and not a substantial involvement in the space industry. A Space Exploration related company may not currently derive any revenue, and there is no assurance that such company will derive any revenue from innovative technologies in the future.

The Adviser will select investments for the Fund that represent the Adviser’s highest-conviction investment ideas within the theme of Space Exploration, i.e., investment decisions regarded with confidence, in constructing the Fund’s portfolio. The Adviser will analyze potential investments by using both “top down” information (e.g., economy-wide analysis of facts such as rate of growth, cost declines, unit economics, sizing of markets, and price levels as well as business and technology cycle trends) and “bottom up” criteria (e.g., fundamental and quantitative metrics for individual companies such as their revenue growth, profitability and return on invested capital). Based upon its research and analysis, the Adviser will select a portfolio company that it believes presents the best risk-reward opportunities. In both the Adviser’s “top down” and “bottom up” approaches, the Adviser evaluates environmental, social, and governance (“ESG”) considerations. In its “top down” approach, the Adviser uses the framework of the United Nations Sustainable Development Goals to integrate ESG considerations into its research and investment process. The Adviser, however, does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe. In its “bottom up” approach, the Adviser makes its investment decisions primarily based on its analysis of the potential of individual companies, while integrating ESG considerations into that process. The Adviser’s highest-conviction investment ideas are those that it believes present the best risk-reward opportunities.

Under normal circumstances, substantially all of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises. The Fund’s investments will include micro-, small-, medium- and large-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets. The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers. The Fund’s portfolio is expected to contain 40 to 55 common stocks (domestic and foreign) that are conviction weighted. The Fund will concentrate (i.e., invest more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in groups of industries in the information technology and industrials sectors. This concentration limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in domestic and foreign equity securities of companies that are engaged in the Fund’s investment theme of Space Exploration and Innovation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 year and since the Fund’s inception compare with those of the S&P 500 Index and the MSCI World Index. The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries. Returns shown for the MSCI World Index are net of foreign withholding taxes applicable to U.S. investors. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting http://ark-funds.com or by calling (727) 810-8160.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(727) 810-8160
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://ark-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of October 31, 2024 was 5.19%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)	Return	Quarter/Year
Highest Return	12.85%	3/31/2023
Lowest Return	-25.07%	6/30/2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ARK Space Exploration & Innovation ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
ARK Space Exploration & Innovation ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
ARK Space Exploration & Innovation ETF | Authorized Participants Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”) on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value (“NAV”). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.
ARK Space Exploration & Innovation ETF | Communications Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Communications Sector Risk. The Fund will be more affected by the performance of the communications sector than a fund with less exposure to such sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
ARK Space Exploration & Innovation ETF | Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. The Fund’s assets will be concentrated in securities of issuers having their principal business activities in groups of industries in the (i) industrials sector or (ii) information technology sector. However, the Fund will not concentrate in any specific industry. To the extent that the Fund continues to be concentrated in groups of industries in the industrials sector or the information technology sector, the Fund will be subject to the risk that economic, political, business or other conditions that have a negative effect on such industry groups will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. Please see also the “Industrials Sector Risk” and “Information Technology Sector Risk” disclosures below.
ARK Space Exploration & Innovation ETF | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to other currencies will adversely affect the value of the Fund’s investments denominated in those other currencies.
ARK Space Exploration & Innovation ETF | Cyber Security Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, ransomware attacks that impair the Fund’s ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund’s trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund’s investment in that issuer. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of its third-party service providers, trading counterparties, or issuers.
ARK Space Exploration & Innovation ETF | Depositary Receipts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk. Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.
ARK Space Exploration & Innovation ETF | Disruptive Innovation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Disruptive Innovation Risk. Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.
ARK Space Exploration & Innovation ETF | Emerging Market Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Market Securities Risk. Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.
ARK Space Exploration & Innovation ETF | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.• Special Purpose Acquisition Companies (SPACs). The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.
ARK Space Exploration & Innovation ETF | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk.  The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. For instance, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and any other governments may result in losses. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. The Fund normally will not hedge any foreign currency exposure.

ARK Space Exploration & Innovation ETF | Industrials Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. The industrials sector includes companies engaged in aerospace and defense, electrical engineering, machinery, and professional services. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.• Aerospace and Defense Company Risk. Companies in the aerospace and defense industry rely to a large extent on U.S. (and other) Government demand for their products and services and may be significantly affected by changes in government regulations and spending, as well as economic conditions and industry consolidation.• Professional Services Company Risk. Professional services companies may be materially impacted by economic conditions and related fluctuations in client demand for marketing, business, technology and other consulting services. Professional services companies’ success depends in large part on attracting and retaining key employees and a failure to do so could adversely affect a company’s business. There are relatively few barriers to entry into the professional services market, and new competitors could readily seek to compete in one or more market segments, which could adversely affect a professional services company’s operating results through pricing pressure and loss of market share.
ARK Space Exploration & Innovation ETF | Information Technology Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.• Internet Company Risk. Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.• Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.• Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
ARK Space Exploration & Innovation ETF | International Closed-Market Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	International Closed-Market Trading Risk. Because certain of the Fund’s underlying securities trade on an exchange that is closed when the securities exchange on which Fund Shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.
ARK Space Exploration & Innovation ETF | Investment Strategy Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Strategy Risk. The Fund is exposed to additional risk due to its policy of investing in accordance with an investment strategy. Although the Fund’s investment strategy is designed to achieve the Fund’s investment objective, the strategy may not prove to be successful. The investment decisions may not produce the intended results and there is no guarantee that the investment objective will be achieved.
ARK Space Exploration & Innovation ETF | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk. Because the Fund may invest in approximately 40 to 55 issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.
ARK Space Exploration & Innovation ETF | Large-Capitalization Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. Large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.
ARK Space Exploration & Innovation ETF | Limited Operating History Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Limited Operating History Risk. The Fund has limited operating history for investors to evaluate. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund may liquidate and terminate at any time without shareholder approval.
ARK Space Exploration & Innovation ETF | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.
ARK Space Exploration & Innovation ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics.For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance.
ARK Space Exploration & Innovation ETF | Market Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively.
ARK Space Exploration & Innovation ETF | Micro-Capitalization Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.
ARK Space Exploration & Innovation ETF | Non-Diversified Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
ARK Space Exploration & Innovation ETF | Other Investment Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk. The Fund invests in other investment companies, including other ETFs. As a result, shareholders will bear both their proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies. Furthermore, the Fund is exposed to the risks to which the other investment companies may be subject. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error).
ARK Space Exploration & Innovation ETF | Small- and Medium-Capitalization Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small- and Medium-Capitalization Companies Risk. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.
ARK Space Exploration & Innovation ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	8.56%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2021
ARK Space Exploration & Innovation ETF | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	23.79%
Since Inception	rr_AverageAnnualReturnSinceInception	6.10%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2021
ARK Space Exploration & Innovation ETF | ARK Space Exploration & Innovation ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	430
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 963
Annual Return 2022	rr_AnnualReturn2022	(34.20%)
Annual Return 2023	rr_AnnualReturn2023	24.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Oct. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.07%)
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.18%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.01%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2021
ARK Space Exploration & Innovation ETF | ARK Space Exploration & Innovation ETF | Returns After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	24.18%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(9.01%)	[1],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2021
ARK Space Exploration & Innovation ETF | ARK Space Exploration & Innovation ETF | Returns After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.31%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.73%)	[1],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2021

[1]	The Fund commenced operations on March 30, 2021.
[2]	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses (except where attributable to management fees of affiliated underlying exchange-traded funds (“ETFs”) in which the Fund invests), taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).
[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
[4]	The Adviser has voluntarily agreed to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated fund(s) in which the Fund invests. The fee waiver arrangement will continue for at least one year from the date of this Prospectus.
[5]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.